UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      1/4/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $114,353,838.90
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
ACME PACKET INC                   com            004764106   11695.2      220          SOLE                sole      0    0
ALTERA CORP COM                   com            021441100   11741.4      330          SOLE                sole      0    0
APPLE INC                         com            037833100   4483584    13900          SOLE                sole      0    0
ARUBA NETWORKS                    com            043176106 3124274.4   149630          SOLE                sole      0    0
AUTOLIV INC COM                   com            052800109   2612914    33100          SOLE                sole      0    0
AUTOZONE INC COM                  com            053332102    5451.8       20          SOLE                sole      0    0
BAIDU.COM INC                     com            056752108    2895.9       30          SOLE                sole      0    0
BORG WARNER INC                   com            099724106   3726540    51500          SOLE                sole      0    0
CARBO CERAMICS INC                com            140781105    9836.3       95          SOLE                sole      0    0
CHECK POINT SOFTWARE              com            M22465104   3723930    80500          SOLE                sole      0    0
CHIPOTLE MEXICAN GRILL INC        com            169656105    871906     4100          SOLE                sole      0    0
COACH INC COM                     com            189754104   2361737    42700          SOLE                sole      0    0
CUMMINS ENGINE                    com            231021106   2684244    24400          SOLE                sole      0    0
DEERE & CO COM                    com            244199105   6079260    73200          SOLE                sole      0    0
DOLLAR TREE INC                   com            256746108   10094.4      180          SOLE                sole      0    0
EASTMAN CHEMICAL CO               com            277432100   1959064    23300          SOLE                sole      0    0
F5 NETWORKS                       com            315616102 2315546.4    17790          SOLE                sole      0    0
FIFTY ONE JOB INC ADS             com            316827104    3447.5       70          SOLE                sole      0    0
FORTINET INC.                     com            34959e109   5085420   157200          SOLE                sole      0    0
FOSSIL INC                        com            349882100   6082424    86300          SOLE                sole      0    0
IGATE CORP                        com            45169u105    4533.3      230          SOLE                sole      0    0
INFORMATICA CORP                  com            45666q102 2587643.1    58770          SOLE                sole      0    0
LUBRIZOL CORP                     com            549271104   3762176    35200          SOLE                sole      0    0
LULULEMON ATHLETICA INC           com            550021109   12315.6      180          SOLE                sole      0    0
MADDEN STEVEN LTD                 com            556269108    9178.4      220          SOLE                sole      0    0
NETAPP INC                        com            64110d104   4726560    86000          SOLE                sole      0    0
NETFLIX COM INC COM               com            64110L106      5271       30          SOLE                sole      0    0
OPENTABLE INC                     com            68372a104      3524       50          SOLE                sole      0    0
ORACLE CORP COM                   com            68389X105   4479030   143100          SOLE                sole      0    0
PAN AMERICAN SILVER CORP          com            697900108 7380298.9   179090          SOLE                sole      0    0
PRICELINE.COM                     com            741503403 6252957.5    15650          SOLE                sole      0    0
PROSHARES ULTRA QQQ               com            74347r206   5700100    70000          SOLE                sole      0    0
PROSHARES ULTRA RUSSELL 2000      com            74347r842   6015021   140900          SOLE                sole      0    0
PROSHARES ULTRA S&P 500           com            74347r107   3425965    71300          SOLE                sole      0    0
PROSHARES ULTRASHORT RUSSELL 2000 com            74347r834     23864     1900          SOLE                sole      0    0
PROSHARES ULTRASHORT SP500        com            74347r883     23760     1000          SOLE                sole      0    0
QUINSTREET INC                    com            74874q100    3265.7      170          SOLE                sole      0    0
RIVERBED TECHNOLOGY INC           com            768573107    9495.9      270          SOLE                sole      0    0
RPC INC                           com            749660106    3261.6      180          SOLE                sole      0    0
SIGMA ALDRICH CORP                com            826552101   3174912    47700          SOLE                sole      0    0
SILVER WHEATON CORP               com            828336107   7964160   204000          SOLE                sole      0    0
SOLERA HOLDINGS INC.              com            83421a104   4100468    79900          SOLE                sole      0    0
TATA MOTORS LTD                   com            876568502   2215170    75500          SOLE                sole      0    0
TIBCO SOFTWARE INC                com            88632q103    7489.8      380          SOLE                sole      0    0
TRW AUTOMOTIVE HLDNGS CORP        com            87264s106   5022310    95300          SOLE                sole      0    0
ULTA SALON COSMETICS & FRAG INC   com            90384s303      9860      290          SOLE                sole      0    0
UNION PAC CORP COM                com            907818108    8802.7       95          SOLE                sole      0    0
UNITED THERAPEUTICS CORP          com            91307C102    3793.2       60          SOLE                sole      0    0
URBAN OUTFITTERS INC COM          com            917047102    3222.9       90          SOLE                sole      0    0
VMWARE INC                        com            928563402   2249423    25300          SOLE                sole      0    0


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